Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Equity Series VIT
Entity Central Index Key	0001479359
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000085712
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the MSCI World Index contributed to absolute returns, as the MSCI World

    Net Total Return Index returned 11.75%.

• The Portfolio's bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

   • Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

   • Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

   • Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

   • There were no other material detractors for the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	50% MSCI EAFE Index/50% S&P 500 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,757	$9,840	$9,833
8/31/14	$9,897	$10,057	$10,022
9/30/14	$9,529	$9,784	$9,759
10/31/14	$9,536	$9,848	$9,807
11/30/14	$9,470	$10,045	$10,006
12/31/14	$9,273	$9,883	$9,820
1/31/15	$9,273	$9,704	$9,697
2/28/15	$9,887	$10,272	$10,265
3/31/15	$9,647	$10,112	$10,106
4/30/15	$10,089	$10,349	$10,361
5/31/15	$10,089	$10,384	$10,401
6/30/15	$9,640	$10,143	$10,153
7/31/15	$9,692	$10,325	$10,365
8/31/15	$8,912	$9,642	$9,671
9/30/15	$8,473	$9,286	$9,306
10/31/15	$8,942	$10,022	$10,062
11/30/15	$8,735	$9,972	$9,999
12/31/15	$8,438	$9,797	$9,852
1/31/16	$8,055	$9,211	$9,252
2/29/16	$7,995	$9,142	$9,161
3/31/16	$8,498	$9,763	$9,769
4/30/16	$8,630	$9,917	$9,930
5/31/16	$8,695	$9,973	$9,974
6/30/16	$8,575	$9,861	$9,819
7/31/16	$8,906	$10,278	$10,249
8/31/16	$8,933	$10,286	$10,260
9/30/16	$8,987	$10,341	$10,324
10/31/16	$8,801	$10,141	$10,124
11/30/16	$8,876	$10,287	$10,211
12/31/16	$9,091	$10,533	$10,486
1/31/17	$9,318	$10,787	$10,738
2/28/17	$9,556	$11,086	$11,028
3/31/17	$9,719	$11,204	$11,186
4/30/17	$9,880	$11,370	$11,386
5/31/17	$10,121	$11,611	$11,675
6/30/17	$10,163	$11,655	$11,701
7/31/17	$10,406	$11,934	$11,990
8/31/17	$10,418	$11,951	$12,006
9/30/17	$10,641	$12,219	$12,279
10/31/17	$10,852	$12,450	$12,516
11/30/17	$11,052	$12,720	$12,774
12/31/17	$11,181	$12,892	$12,947
1/31/18	$11,791	$13,573	$13,642
2/28/18	$11,263	$13,010	$13,083
3/31/18	$11,042	$12,727	$12,799
4/30/18	$11,136	$12,873	$12,970
5/31/18	$11,171	$12,954	$12,980
6/30/18	$11,104	$12,948	$12,941
7/31/18	$11,469	$13,352	$13,341
8/31/18	$11,540	$13,517	$13,429
9/30/18	$11,628	$13,592	$13,526
10/31/18	$10,731	$12,594	$12,525
11/30/18	$10,813	$12,737	$12,645
12/31/18	$9,980	$11,769	$11,767
1/31/19	$10,762	$12,685	$12,625
2/28/19	$11,060	$13,066	$12,989
3/31/19	$11,238	$13,238	$13,156
4/30/19	$11,651	$13,707	$13,607
5/31/19	$10,981	$12,916	$12,848
6/30/19	$11,701	$13,767	$13,682
7/31/19	$11,687	$13,835	$13,694
8/31/19	$11,472	$13,552	$13,408
9/30/19	$11,741	$13,841	$13,725
10/31/19	$12,071	$14,193	$14,121
11/30/19	$12,359	$14,588	$14,456
12/31/19	$12,727	$15,025	$14,909
1/31/20	$12,568	$14,934	$14,751
2/29/20	$11,544	$13,672	$13,477
3/31/20	$9,797	$11,862	$11,745
4/30/20	$10,811	$13,158	$12,878
5/31/20	$11,434	$13,794	$13,465
6/30/20	$11,798	$14,159	$13,828
7/31/20	$12,268	$14,836	$14,379
8/31/20	$13,045	$15,827	$15,265
9/30/20	$12,640	$15,281	$14,777
10/31/20	$12,218	$14,813	$14,285
11/30/20	$13,777	$16,706	$16,174
12/31/20	$14,386	$17,415	$16,861
1/31/21	$14,256	$17,242	$16,686
2/28/21	$14,613	$17,683	$17,104
3/31/21	$15,136	$18,272	$17,675
4/30/21	$15,754	$19,122	$18,412
5/31/21	$16,096	$19,398	$18,777
6/30/21	$16,194	$19,687	$18,890
7/31/21	$16,446	$20,039	$19,186
8/31/21	$16,806	$20,538	$19,647
9/30/21	$16,123	$19,685	$18,905
10/31/21	$16,897	$20,800	$19,799
11/30/21	$16,447	$20,345	$19,270
12/31/21	$17,167	$21,214	$20,195
1/31/22	$16,339	$20,092	$19,185
2/28/22	$15,763	$19,584	$18,728
3/31/22	$16,041	$20,121	$19,136
4/30/22	$14,725	$18,450	$17,682
5/31/22	$14,869	$18,463	$17,765
6/30/22	$13,505	$16,864	$16,208
7/31/22	$14,546	$18,203	$17,359
8/31/22	$13,742	$17,442	$16,592
9/30/22	$12,379	$15,821	$15,052
10/31/22	$13,233	$16,957	$16,066
11/30/22	$14,514	$18,136	$17,420
12/31/22	$13,942	$17,366	$16,925
1/31/23	$15,112	$18,594	$18,142
2/28/23	$14,634	$18,147	$17,732
3/31/23	$15,125	$18,708	$18,277
4/30/23	$15,461	$19,036	$18,678
5/31/23	$15,149	$18,846	$18,323
6/30/23	$16,013	$19,986	$19,345
7/31/23	$16,517	$20,657	$19,969
8/31/23	$16,037	$20,164	$19,427
9/30/23	$15,341	$19,294	$18,632
10/31/23	$14,929	$18,734	$18,059
11/30/23	$16,264	$20,490	$19,722
12/31/23	$17,126	$21,496	$20,693
1/31/24	$17,225	$21,754	$20,927
2/29/24	$17,961	$22,677	$21,677
3/31/24	$18,572	$23,405	$22,382
4/30/24	$17,849	$22,536	$21,639
5/31/24	$18,772	$23,542	$22,594
6/30/24	$18,896	$24,021	$22,817

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	18.00%	10.06%	6.57%
MSCI World Index	20.19%	11.78%	9.16%
50% MSCI EAFE Index/50% S&P 500 Index	17.95%	10.77%	8.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 187,431,000
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 278,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$187,431
# of Portfolio Holdings	433
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$278
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	73.5%
Japan	10.9%
Cayman Islands	7.8%
United Kingdom	1.1%
Canada	0.9%
Ireland	0.8%
Switzerland	0.7%
Denmark	0.7%
Netherlands	0.5%
Jersey, Channel Islands	0.5%
Brazil	0.4%
Germany	0.1%
Other Investments	2.8%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000085710
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the MSCI World Index contributed to absolute returns, as the MSCI World

    Net Total Return Index returned 11.75%.

• The Portfolio's bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

   • Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

   • Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

   • Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

   • There were no other material detractors for the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	50% MSCI EAFE Index/50% S&P 500 Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,758	$9,840	$9,833
8/31/14	$9,897	$10,057	$10,022
9/30/14	$9,531	$9,784	$9,759
10/31/14	$9,546	$9,848	$9,807
11/30/14	$9,480	$10,045	$10,006
12/31/14	$9,277	$9,883	$9,820
1/31/15	$9,284	$9,704	$9,697
2/28/15	$9,902	$10,272	$10,265
3/31/15	$9,664	$10,112	$10,106
4/30/15	$10,103	$10,349	$10,361
5/31/15	$10,111	$10,384	$10,401
6/30/15	$9,656	$10,143	$10,153
7/31/15	$9,716	$10,325	$10,365
8/31/15	$8,941	$9,642	$9,671
9/30/15	$8,501	$9,286	$9,306
10/31/15	$8,969	$10,022	$10,062
11/30/15	$8,773	$9,972	$9,999
12/31/15	$8,465	$9,797	$9,852
1/31/16	$8,095	$9,211	$9,252
2/29/16	$8,028	$9,142	$9,161
3/31/16	$8,534	$9,763	$9,769
4/30/16	$8,659	$9,917	$9,930
5/31/16	$8,734	$9,973	$9,974
6/30/16	$8,617	$9,861	$9,819
7/31/16	$8,945	$10,278	$10,249
8/31/16	$8,973	$10,286	$10,260
9/30/16	$9,033	$10,341	$10,324
10/31/16	$8,847	$10,141	$10,124
11/30/16	$8,931	$10,287	$10,211
12/31/16	$9,142	$10,533	$10,486
1/31/17	$9,379	$10,787	$10,738
2/28/17	$9,627	$11,086	$11,028
3/31/17	$9,783	$11,204	$11,186
4/30/17	$9,954	$11,370	$11,386
5/31/17	$10,194	$11,611	$11,675
6/30/17	$10,242	$11,655	$11,701
7/31/17	$10,496	$11,934	$11,990
8/31/17	$10,496	$11,951	$12,006
9/30/17	$10,726	$12,219	$12,279
10/31/17	$10,948	$12,450	$12,516
11/30/17	$11,147	$12,720	$12,774
12/31/17	$11,287	$12,892	$12,947
1/31/18	$11,895	$13,573	$13,642
2/28/18	$11,369	$13,010	$13,083
3/31/18	$11,154	$12,727	$12,799
4/30/18	$11,248	$12,873	$12,970
5/31/18	$11,283	$12,954	$12,980
6/30/18	$11,223	$12,948	$12,941
7/31/18	$11,587	$13,352	$13,341
8/31/18	$11,658	$13,517	$13,429
9/30/18	$11,753	$13,592	$13,526
10/31/18	$10,845	$12,594	$12,525
11/30/18	$10,940	$12,737	$12,645
12/31/18	$10,090	$11,769	$11,767
1/31/19	$10,884	$12,685	$12,625
2/28/19	$11,196	$13,066	$12,989
3/31/19	$11,377	$13,238	$13,156
4/30/19	$11,789	$13,707	$13,607
5/31/19	$11,122	$12,916	$12,848
6/30/19	$11,861	$13,767	$13,682
7/31/19	$11,832	$13,835	$13,694
8/31/19	$11,618	$13,552	$13,408
9/30/19	$11,908	$13,841	$13,725
10/31/19	$12,238	$14,193	$14,121
11/30/19	$12,525	$14,588	$14,456
12/31/19	$12,902	$15,025	$14,909
1/31/20	$12,743	$14,934	$14,751
2/29/20	$11,720	$13,672	$13,477
3/31/20	$9,952	$11,862	$11,745
4/30/20	$10,981	$13,158	$12,878
5/31/20	$11,603	$13,794	$13,465
6/30/20	$11,972	$14,159	$13,828
7/31/20	$12,458	$14,836	$14,379
8/31/20	$13,251	$15,827	$15,265
9/30/20	$12,837	$15,281	$14,777
10/31/20	$12,415	$14,813	$14,285
11/30/20	$14,006	$16,706	$16,174
12/31/20	$14,640	$17,415	$16,861
1/31/21	$14,494	$17,242	$16,686
2/28/21	$14,851	$17,683	$17,104
3/31/21	$15,396	$18,272	$17,675
4/30/21	$16,030	$19,122	$18,412
5/31/21	$16,388	$19,398	$18,777
6/30/21	$16,478	$19,687	$18,890
7/31/21	$16,747	$20,039	$19,186
8/31/21	$17,107	$20,538	$19,647
9/30/21	$16,418	$19,685	$18,905
10/31/21	$17,227	$20,800	$19,799
11/30/21	$16,759	$20,345	$19,270
12/31/21	$17,497	$21,214	$20,195
1/31/22	$16,651	$20,092	$19,185
2/28/22	$16,076	$19,584	$18,728
3/31/22	$16,360	$20,121	$19,136
4/30/22	$15,009	$18,450	$17,682
5/31/22	$15,171	$18,463	$17,765
6/30/22	$13,780	$16,864	$16,208
7/31/22	$14,839	$18,203	$17,359
8/31/22	$14,039	$17,442	$16,592
9/30/22	$12,645	$15,821	$15,052
10/31/22	$13,518	$16,957	$16,066
11/30/22	$14,816	$18,136	$17,420
12/31/22	$14,257	$17,366	$16,925
1/31/23	$15,445	$18,594	$18,142
2/28/23	$14,970	$18,147	$17,732
3/31/23	$15,441	$18,708	$18,277
4/30/23	$15,800	$19,036	$18,678
5/31/23	$15,513	$18,846	$18,323
6/30/23	$16,373	$19,986	$19,345
7/31/23	$16,899	$20,657	$19,969
8/31/23	$16,421	$20,164	$19,427
9/30/23	$15,700	$19,294	$18,632
10/31/23	$15,288	$18,734	$18,059
11/30/23	$16,667	$20,490	$19,722
12/31/23	$17,539	$21,496	$20,693
1/31/24	$17,662	$21,754	$20,927
2/29/24	$18,395	$22,677	$21,677
3/31/24	$19,038	$23,405	$22,382
4/30/24	$18,317	$22,536	$21,639
5/31/24	$19,237	$23,542	$22,594
6/30/24	$19,398	$24,021	$22,817

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	18.47%	10.34%	6.85%
MSCI World Index	20.19%	11.78%	9.16%
50% MSCI EAFE Index/50% S&P 500 Index	17.95%	10.77%	8.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 187,431,000
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 278,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$187,431
# of Portfolio Holdings	433
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$278
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	73.5%
Japan	10.9%
Cayman Islands	7.8%
United Kingdom	1.1%
Canada	0.9%
Ireland	0.8%
Switzerland	0.7%
Denmark	0.7%
Netherlands	0.5%
Jersey, Channel Islands	0.5%
Brazil	0.4%
Germany	0.1%
Other Investments	2.8%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]